Supplement dated Aug. 5, 2024, to Prospectuses and Summary Prospectuses dated May 1. 2024
Prospectus Form #
Product Name	National	New York
RiverSource® Retirement Advisor Variable Annuity	PRO9070_12_C01_(05/24) USP9070_12_C01_(05/24)
RiverSource® Apex Variable Annuity	PRO9109_12C_01_(05/24) ISP9109_12_C01_(05/24) USP9109_12_C01_(05/24)	PRO9110_12C_01_(05/24) ISP9110_12_C01_(05/24) USP9110_12_C01_(5/24)
RiverSource® Vista Variable Annuity	PRO9111_12C_01_(05/24) ISP9111_12_C01_(05/24) USP9111_12_C01_(05/24)	PRO9112_12C_01_(05/24) ISP9112_12_C01_(05/24) USP9112_12_C01_(5/24)
RiverSource® RAVA 5 Access Variable Annuity (Offered for contract applications signed on or after June 22, 2020)	PRO9104_12C_01_(05/24) ISP9104_12_C01_(05/24) USP9104_12_C01_(05/24)	PRO9105_12C_01_(05/24) ISP9105_12_C01_(05/24) USP9105_12_C01_(05/24)
RiverSource® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	PRO9074_12_C01_(05/24) USP9074_12_C01_(05/24)
RiverSource® Flexible Portfolio Variable Annuity	PRO9062_12_C01_(05/24) USP9062_12_C01_(05/24)
RiverSource® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	PRO9073_12_C01_(05/24) USP9073_12_C01_(05/24)	PRO9077_12_C01_(05/24) USP9077_12_C01_(05/24)
Evergreen New Solutions Select Variable Annuity	PRO9027_12_C01_(05/24) USP9027_12_C01_(05/24)
Evergreen New Solutions Variable Annuity	PRO9028_12_C01_(05/24) USP9028_12_C01_(05/24)
Evergreen Pathways Select Variable Annuity	PRO9029_12_C01_(05/24) USP9029_12_C01_(05/24)
Evergreen Pathways Variable Annuity	PRO9030_12_C01_(05/24) USP9030_12_C01_(05/24)
Evergreen Essential Variable Annuity	PRO9026_12_C01_(05/24) USP9026_12_C01_(05/24)
Evergreen Privilege Variable Annuity	PRO9031_12_C01_(05/24) USP9031_12_C01_(05/24)
RiverSource FlexChoice Select Variable Annuity	PRO9001_12_C01_(05/24) USP9001_12_C01_(05/24)
RiverSource FlexChoice Variable Annuity	PRO9036_12_C01_(05/24) USP9036_12_C01_(05/24)
RiverSource Galaxy Premier Variable Annuity	PRO9037_12_C01_(05/24) USP9037_12_C01_(05/24)
RiverSource Pinnacle Variable Annuity	PRO9045_12_C01_(05/24) USP9045_12_C01_(05/24)
RiverSource Innovations Select Variable Annuity	PRO9002_12_C01_(05/24) USP9002_12_C01_(05/24)

Supplement dated Aug. 5, 2024, to Prospectuses and Summary Prospectuses dated May 1. 2024
Prospectus Form #
Product Name	National	New York
RiverSource Signature One Select Variable Annuity	PRO9024_12_C01_(05/24) USP9024_12_C01_(05/24)
RiverSource New Solutions Variable Annuity	PRO9042_12_C01_(05/24) USP9042_12_C01_(05/24)
RiverSource Signature Select Variable Annuity	PRO9025_12_C01_(05/24) USP9025_12_C01_(05/24)
RiverSource Signature Variable Annuity	PRO9049_12_C01_(05/24) USP9049_12_C01_(05/24)
RiverSource Innovations Variable Annuity	PRO9040_12_C01_(05/24) USP9040_12_C01_(05/24)
RiverSource Innovations Classic Select Variable Annuity	PRO9038_12_C01_(05/24) USP9038_12_C01_(05/24)
RiverSource Innovations Classic Variable Annuity	PRO9039_12_C01_(05/24) USP9039_12_C01_(05/24)
RiverSource Builder Select Variable Annuity	PRO9000_12_C01_(05/24) USP9000_12_C01_(05/24)
RiverSource Endeavor Select Variable Annuity	PRO9033_12_C01_(05/24) USP9033_12_C01_(05/24)
RiverSource AccessChoice Select Variable Annuity	PRO9032_12_C01_(05/24) USP9032_12_C01_(05/24)
Wells Fargo Advantage Select Variable Annuity	PRO9055_12_C01_(05/24) USP9055_12_C01_(05/24)
Wells Fargo Advantage Choice Select Variable Annuity	PRO9053_12_C01_(05/24) USP9053_12_C01_(05/24)
Wells Fargo Advantage Choice Variable Annuity	PRO9054_12_C01_(05/24) USP9054_12_C01_(05/24)
Wells Fargo Advantage Variable Annuity	PRO9056_12_C01_(05/24) USP9056_12_C01_(05/24)
Wells Fargo Advantage Builder Variable Annuity	PRO9052_12_C01_(05/24) USP9052_12_C01_(05/24)
RiverSource® Survivorship Variable Universal Life Insurance	PRO9113_12C_01_(05/24) ISP9113_12_C01_(05/24) USP9113_12_C01_(05/24)	PRO9114_12C_01_(05/24) ISP9114_12_C01_(05/24) USP9114_12_C01_(05/24)
RiverSource® Variable Universal Life 6 Insurance	PRO9088_12C_01_(05/24) ISP9088_12_C01_(05/24) USP9088_12_C01_(05/24)	PRO9089_12C_01_(05/24) ISP9089_12_C01_(05/24) USP9089_12_C01_(05/24)
RiverSource® Variable Universal Life Insurance	PRO9090_12_C01_(05/24) USP9090_12_C01_(05/24)
RiverSource® Variable Universal Life 6 Insurance v3	PRO9117_12C_01_(05/24) ISP9117_12_C01_(05/24) USP9117_12_C01_(05/24)

Supplement dated Aug. 5, 2024, to Prospectuses and Summary Prospectuses dated May 1. 2024
Prospectus Form #
Product Name	National	New York
RiverSource® Variable Universal Life Insurance III	PRO9092_12_C01_(05/24) USP9092_12_C01_(05/24)
RiverSource® Variable Universal Life Insurance IV / RiverSource® Variable Universal Life Insurance IV Estate Series	PRO9094_12_C01_(05/24) USP9094_12_C01_(05/24)
RiverSource® Variable Universal Life Insurance 5 / RiverSource® Variable Universal Life Insurance 5 Estate Series	PRO9086_12_C01_(05/24) USP9086_12_C01_(05/24)
This supplement updates certain information in the Appendix A – Underlying Funds Available Under the Contract to the most recent prospectus and updating summary prospectus (collectively, the "Prospectus"). Please retain this supplement with your latest printed prospectus for future reference. Except as modified in the supplement, all other terms and information contained in the prospectus remain in effect and unchanged.
For Putnam VT Emerging Markets Equity Fund, Putnam VT Focused International Equity Fund, Putnam VT Global Health Care Fund, Putnam VT International Equity Fund, Putnam VT International Value Fund, Putnam VT Large Cap Growth Fund, Putnam VT Large Cap Value Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund, Putnam VT Sustainable Future Fund and Putnam VT Sustainable Leaders Fund:
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) is added to the list of sub-advisors pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management, LLC.
For Putnam VT Diversified Income Fund, Putnam VT High Yield Fund and Putnam VT Income Fund:
Effective July 15, 2024 (“the Effective Date”), Putnam Investment Management, LLC (“Putnam Management”) transferred its management contracts to Franklin Advisers, Inc. (“Franklin Advisers”) (the “Transfer”). As a result of the Transfer, Franklin Advisers replaced Putnam Management as the investment advisor of each fund.
In connection with the foregoing, as of the Effective Date, all references to Putnam Management are deleted and replaced with references to Franklin Advisers, Inc. or Franklin Advisers, as the context requires.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9111-0001_(08/24)